Share-based compensation - Summary of Options Granted Under The Plan (Detail) - Stock Option [Member]	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Disclosure Of Share Options Granted Activity Share Based Payment Arrangement [Line Items]
Number of options, Beginning balance | shares	9,714,000	8,809,000	9,678,000
Number of options, Granted | shares	1,653,000	3,910,000	1,799,000
Number of options, Forfeit | shares	(513,000)	(2,508,000)	(156,000)
Number of options, Exercised | shares	(958,000)	(497,000)	(2,512,000)
Number of options, Ending balance | shares	9,896,000	9,714,000	8,809,000	9,678,000
Number of options, Stock options exercisable as of December 31, 2023 | shares	4,783,000
Weighted Average Exercise Price, Beginning balance	$ 4.18	$ 4.78	$ 2.9
Weighted Average Exercise Price, Granted	4.87	4.39	10.66
Weighted Average Exercise Price, Forfeit	6.44	7.22	8.76
Weighted Average Exercise Price, Exercised	1.02	1.14	1.44
Weighted Average Exercise Price, Ending balance	4.17	$ 4.18	$ 4.78	$ 2.9
Weighted Average Exercise Price, Stock options exercisable as of December 31, 2023	$ 4.41
Remaining Contractual Terms in Years	3 years 10 months 9 days	4 years 4 months 13 days	5 years 4 months 13 days	5 years 7 months 24 days
Remaining Contractual Terms in Years, Stock options exercisable as of December 31, 2023, Remaining Contractual Terms in Years	3 years 5 months 26 days
Weighted Average Grant Date Fair Value, Beginning balance	$ 1.41	$ 1.58	$ 0.68
Weighted Average Grant Date Fair Value, Granted	2.42	1.98	5.1
Weighted Average Grant Date Fair Value, Forfeit	3.72	3.19	4.44
Weighted Average Grant Date Fair Value, Exercised	0.52	0.46	0.44
Weighted Average Grant Date Fair Value, Ending balance	1.44	$ 1.41	$ 1.58	$ 0.68
Weighted Average Grant Date Fair Value, Stock options exercisable as of December 31, 2023, Weighted Average Grant Date Fair Value	$ 1.18
Loja Integrada Share Based Compensation Plan [Member]
Disclosure Of Share Options Granted Activity Share Based Payment Arrangement [Line Items]
Number of options, Beginning balance | shares	8,420	23,570	0
Number of options, Granted | shares	0	0	23,570
Number of options, Forfeit | shares	0	(15,150)	0
Number of options, Exercised | shares	0	0	0
Number of options, Ending balance | shares	8,420	8,420	23,570	0
Number of options, Stock options exercisable as of December 31, 2023 | shares	8,420
Weighted Average Exercise Price, Beginning balance	$ 13.48	$ 12.37	$ 0
Weighted Average Exercise Price, Granted	0	0	12.37
Weighted Average Exercise Price, Forfeit	0	12.78	0
Weighted Average Exercise Price, Exercised	0	0	0
Weighted Average Exercise Price, Ending balance	14.81	$ 13.48	$ 12.37	$ 0
Weighted Average Exercise Price, Stock options exercisable as of December 31, 2023	$ 14.81
Remaining Contractual Terms in Years	4 years 4 months 6 days	5 years 4 months 6 days	6 years 4 months 6 days
Remaining Contractual Terms in Years, Stock options exercisable as of December 31, 2023, Remaining Contractual Terms in Years	4 years 4 months 6 days
Weighted Average Grant Date Fair Value, Beginning balance	$ 5.66	$ 5.47	$ 0
Weighted Average Grant Date Fair Value, Granted	0	0	5.47
Weighted Average Grant Date Fair Value, Forfeit	0	5.82	0
Weighted Average Grant Date Fair Value, Exercised	0	0	0
Weighted Average Grant Date Fair Value, Ending balance	6.17	$ 5.66	$ 5.47	$ 0
Weighted Average Grant Date Fair Value, Stock options exercisable as of December 31, 2023, Weighted Average Grant Date Fair Value	$ 6.17